Intangible Assets and Goodwill (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Intangible Assets and Goodwill [Abstract]
Intangible Assets and Goodwill
NOTE 6. INTANGIBLE ASSETS AND GOODWILL
Intangible assets and Goodwill consist of the following:

(Amounts in 000’s)	Bed licenses (included in property and equipment)1)	Bed Licenses - Separable(2)	Lease Rights	Total	Goodwill(2)
Balances, December 31, 2024
Gross	$14,276	$2,471	$176	$16,923	$1,585
Accumulated amortization	(5,411)	—	(107)	(5,518)	—
Net carrying amount	$8,865	$2,471	$69	$11,405	$1,585

Balances, March 31, 2025
Gross	$14,276	$2,471	$176	$16,923	$1,585
Accumulated amortization	(5,499)	—	(111)	(5,610)	—
Net carrying amount	$8,777	$2,471	$65	$11,313	$1,585

(1)	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).
(2)	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.
F-50

TABLE OF CONTENTS

The following table summarizes amortization expense for the three months ended March 31, 2025 and 2024:

	Three Months Ended March 31,
(Amounts in 000’s)	2025	2024
Bed licenses	$88	$104
Lease rights	4	4
Total amortization expense	$92	$108

Expected amortization expense for the years ending December 31, for all definite-lived intangibles, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Bed Licenses	Lease Rights
2025	$264	$13
2026	352	18
2027	352	18
2028	352	16
2029	352	—
Thereafter	7,105	—
Total expected amortization expense	$8,777	$65

NOTE 6. INTANGIBLE ASSETS AND GOODWILL
Intangible assets consist of the following:

(Amounts in 000’s)	Bed Licenses - Non-Separable(1)	Bed Licenses - Separable(2)	Lease Rights	Total	Goodwill(2)
Balances, December 31, 2023
Gross	$14,276	$2,471	$176	$16,923	$1,585
Accumulated amortization	(4,997)	—	(89)	(5,086)	—
Net carrying amount, December 31, 2023	$9,279	$2,471	$87	$11,837	$1,585
Balances, December 31, 2024
Gross	$14,276	$2,471	$176	$16,923	$1,585
Accumulated amortization	(5,411)	—	(107)	(5,518)	—
Net carrying amount, December 31, 2024	$8,865	$2,471	$69	$11,405	$1,585

(1)	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).
(2)	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.
Expected amortization expense for the year ended December 31, for all definite-lived intangibles, for each of the next five years and thereafter is as follows:

Amounts in (000's)	Bed Licenses	Lease Rights
2025	$414	$18
2026	414	18
2027	414	18
2028	414	15
2029	414	—
Thereafter	6,795	—
Total	$8,865	$69